Taxation - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Apr. 14, 2008	Mar. 16, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax [Line Items]
Effective income tax rate			15.00%	10.00%	10.00%
Tax rate percent			15.00%
Research and development expense percentage			150.00%
Preferential tax rate			10.00%	10.00%	10.00%
Undistributed earnings of foreign subsidiaries			$ 34,313	$ 38,393
Foreign withholding taxes			$ 3,431	$ 3,839
PRC Enterprise [Member]
Income Tax [Line Items]
Effective income tax rate			25.00%
Accrued income tax			$ 0
Shenzhen Xunlei [Member]
Income Tax [Line Items]
Income tax holiday description
Shenzhen Xunlei has been claiming such Super Deduction in ascertaining its tax assessable profits from 2009 onwards. In addition, approved by the relevant local tax authority in July 2010, Shenzhen Xunlei was recognized as an enterprise engaged in software development activities, accordingly, it is entitled to a tax holiday of 2-year Exemption and 3-year 50% Reduction from 2010 onwards.

Shenzhen Onething [Member]
Income Tax [Line Items]
Effective income tax rate			15.00%
Preferential tax rate			15.00%
New Enterprise Income Tax Rate [Member]
Income Tax [Line Items]
Effective income tax rate		25.00%
Income tax transitional period		5 years
Favorable statutory tax rate	15.00%
New Enterprise Income Tax Rate [Member] | Subsidiaries And VIE's Subsidiaries [Member]
Income Tax [Line Items]
Effective income tax rate			25.00%
Enterprise Income Tax Rate [Member]
Income Tax [Line Items]
Effective income tax rate			15.00%
Income tax holiday description
As approved by the local tax authority, Giganology Shenzhen was further exempt from EIT for two years commencing from its first year of profitable operation after offsetting prior years' tax losses, followed by a 50% reduction for the next three years (“2-year Exemption and 3-year 50% Reduction”) as a software enterprise. The first year of profit operation of Giganology Shenzhen was 2006. According to new EIT Law, Giganology Shenzhen could still enjoy the tax holidays which were grandfathered by the New EIT Law.

Shenzhen Special Economic Zone [Member]
Income Tax [Line Items]
Transitional income tax rates						25.00%	24.00%	22.00%	20.00%	18.00%
Giganology (Shenzhen) Co. Ltd [Member]
Income Tax [Line Items]
Effective income tax rate			25.00%	25.00%	25.00%